Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants (Details)	9 Months Ended
	Sep. 30, 2018 EquityInstruments $ / shares	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	257,972,836	176,175,413	95,982,036
Weighted average remaining contractual life (years)	1 year 1 month 9 days
Warrants Expiring June 8, 2019 Part1 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	72,515,414
Exercise price | $ / shares	$ 0.12
Warrants Expiring June 8, 2019 Part2 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	1,965,083
Exercise price | $ / shares	$ 0.075
Warrants Expiring July 21, 2019 With Acceleration Clause [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	46,334,451
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life (years)	1 month 20 days
Warrants Expiring August 15, 2019 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	20,491,224
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life (years)	26 days
Warrants Expiring April 19, 2020 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	116,666,664
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life (years)	8 months 12 days
Warrants Expiring June 8, 2019 Part1 [Member]
Disclosure of Warrants Outstanding [Line Items]
Weighted average remaining contractual life (years)	2 months 8 days
Warrants Expiring June 8, 2019 Part2 [Member]
Disclosure of Warrants Outstanding [Line Items]
Weighted average remaining contractual life (years)	4 days